Impairment and past-due receivables	12 Months Ended
Dec. 31, 2017
Impairment and past-due receivables
Impairment and past-due receivables

Note 9. Impairment and past-due receivables

	Consolidated Group
Skr mn	2017	2016	2015
Impairment of financial assets	-59	-23	-33
Reversal of previous write-downs	110	7	279	(1)

Net impairment and reversals	51	-16	246
Established losses	-47	—	-202	(1)
Reserves applied to cover established credit losses	46	—	-9
Recovered credit losses	1	0	1

Net credit losses(2)	51	-16	36
Reserve of impairment of financial assets:
Opening balance	-254	-236	-464
Reserves applied to cover established credit losses	46	—	-9
Net impairment and reversals	51	-16	246
Currency effects	2	-2	-9

Closing balance	-155	-254	-236

(1)	An asset in the form of a collateralized debt obligation was sold during 2015 and the corresponding reserve of Skr 206 million was dissolved. The recorded loss amounted to Skr 211 million.

(2)

As a result of improvements in the assessment basis in preparation for the introduction of the new process under IFRS 9 from 2018, a decrease of the reserve for collectively-assessed credits of Skr 60 million has been made. The reserve for collectively-assessed credits amounted to Skr -90 million as of December 31, 2017 (year-end 2016: Skr -170 million).

Past-due receivables

Receivables past due have been recorded at the amounts expected to actually be received at settlement.

	Consolidated Group
Skr mn	2017	2016
Past-due receivables:
Aggregate amount of principal and interest less than, or equal to, 90 days past-due	136	55
Aggregate amount of principal and interest more than 90 days past-due(1)	10	44
Principal amount not past-due on such receivables	494	3,778

Total Past-due receivables	640	3,877

(1)

Of the aggregate amount of principal and interest past due, Skr 3 million (year-end 2016: Skr 38 million) was due for payment more than three but less than, or equal to, six months before the end of the reporting period, Skr 3 million (year-end 2016: Skr 4 million) was due for payment more than six but less than, or equal to, nine months before the end of the reporting period, and Skr 5 million (year-end 2016: Skr 2 million) was due for payment more than nine months before the end of the reporting period.